REVENUE (Tables)	12 Months Ended
Jun. 30, 2020
Revenue [Abstract]
Schedule of Revenue
Amounts in R million	2020	2019	2018

Gold revenue	4,179.3	2,758.8	2,486.4
Silver revenue	5.7	3.3	4.0
Total revenue	4,185.0	2,762.1	2,490.4

Schedule of Market Risk
Amounts in R million	2020	2019	2018

20% increase in the US Dollar gold price	837.0	552.4	498.1
20% decrease in the US Dollar gold price	(837.0)	(552.4)	(498.1)

Amounts in R million	2020	2019	2018

10% increase in the Rand to US Dollar exchange rate	418.5	276.2	249.0
10% decrease in the Rand to US Dollar exchange rate	(418.5)	(276.2)	(249.0)